Warrants	12 Months Ended
Jul. 31, 2025
Warrants [Abstract]
WARRANTS

NOTE 12 – WARRANTS

On February 4, 2025, the Company entered into certain securities purchase agreement with certain non-affiliated institutional investor (the “Purchaser”) pursuant to which the Company agreed to sell (1) 87,778 ordinary shares, par value $0.001 per share (the “Ordinary Shares”), and (2) certain pre-funded warrants to purchase up to 49,309 Ordinary Shares (the “Pre-Funded Warrants”) in a registered direct offering, and (3) in a concurrent private placement, restricted warrants to purchase an aggregate of up to 137,086 Ordinary Shares (the “Restricted Warrants”), for aggregate gross proceeds of approximately $2.5 million (the “Offering”).

Each Pre-Funded Warrant is exercisable for one Ordinary Share at an exercise price of USS0.18. The Company are offering the Pre-Funded Warrants to the Purchaser whose purchase of the Ordinary Shares in this offering would otherwise result in such purchase, together with its affiliates and certain related parties, beneficially owning more than 4.99% (or, at the election of the purchase, 9.99%) of outstanding Ordinary Shares immediately following the consummation of this offering. The Pre-Funded Warrants were exercised in full in June 2025.

Each Restricted Warrant is exercisable six months after the date of issuance at an exercise price of $21.6 per Ordinary Share and expires five and a half years from the date of issuance.

The following table summarizes information relating to outstanding and exercisable warrants as of July 31, 2025:

	Year ended July 31, 2025
	Number	Weighted average exercise price
Outstanding at beginning of the year	-	$-
Issued during the period - Pre-Funded Warrants	49,309	0.18
Issued during the period - Restricted Warrants	137,086	21.6
Exercised during the year	(49,309)	0.18
Outstanding at end of the year	137,086	$21.6

	Warrants Outstanding			Warrants Exercisable
	Number of Shares	Weighted Average Remaining Contractual life (in years)	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price

Restricted Warrants	137,086	5.02	21.6	-	-